Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	£ 3,534
Intangible assets other than goodwill at end of period	3,452	£ 3,534
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	10,695	9,702
Acquisitions	245	423
Additions	333	304
Disposals/reclassified as held for sale	(215)	(174)
Exchange translation differences	(382)	440
Intangible assets other than goodwill at end of period	10,676	10,695
Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	7,161	6,508
Charge for the year	543	512
Disposals/reclassified as held for sale	(215)	(137)
Exchange translation differences	(265)	278
Intangible assets other than goodwill at end of period	7,224	7,161
Acquired intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,317
Intangible assets other than goodwill at end of period	2,188	2,317
Acquired intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	7,749	7,011
Acquisitions	245	423
Disposals/reclassified as held for sale	(85)	(26)
Exchange translation differences	(274)	341
Intangible assets other than goodwill at end of period	7,635	7,749
Acquired intangible assets [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	5,432	4,953
Charge for the year	294	287
Disposals/reclassified as held for sale	(85)	(26)
Exchange translation differences	(194)	218
Intangible assets other than goodwill at end of period	5,447	5,432
Acquired intangible assets [member] | Market and customer-related [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,859
Intangible assets other than goodwill at end of period	1,771	1,859
Acquired intangible assets [member] | Market and customer-related [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,025	3,519
Acquisitions	161	310
Disposals/reclassified as held for sale	(28)	(15)
Exchange translation differences	(158)	211
Intangible assets other than goodwill at end of period	4,000	4,025
Acquired intangible assets [member] | Market and customer-related [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,166	1,907
Charge for the year	182	169
Disposals/reclassified as held for sale	(28)	(15)
Exchange translation differences	(91)	105
Intangible assets other than goodwill at end of period	2,229	2,166
Acquired intangible assets [member] | Content, software and other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	458
Intangible assets other than goodwill at end of period	417	458
Acquired intangible assets [member] | Content, software and other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,724	3,492
Acquisitions	84	113
Disposals/reclassified as held for sale	(57)	(11)
Exchange translation differences	(116)	130
Intangible assets other than goodwill at end of period	3,635	3,724
Acquired intangible assets [member] | Content, software and other [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,266	3,046
Charge for the year	112	118
Disposals/reclassified as held for sale	(57)	(11)
Exchange translation differences	(103)	113
Intangible assets other than goodwill at end of period	3,218	3,266
Internally developed intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,217
Intangible assets other than goodwill at end of period	1,264	1,217
Internally developed intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	2,946	2,691
Additions	333	304
Disposals/reclassified as held for sale	(130)	(148)
Exchange translation differences	(108)	99
Intangible assets other than goodwill at end of period	3,041	2,946
Internally developed intangible assets [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,729	1,555
Charge for the year	249	225
Disposals/reclassified as held for sale	(130)	(111)
Exchange translation differences	(71)	60
Intangible assets other than goodwill at end of period	£ 1,777	£ 1,729